Note 6 - Vessels and Advances, Net	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Vessels and advances, net [Text block]
6.
Vessels and advances, net:

 The amounts in the accompanying consolidated balance sheets are as follows:

	Vessel Cost	Accumulated Depreciation	Net Book Value
Balance, January 1, 2017	$2,688,887	$(1,000,602)	$1,688,285
Depreciation	-	(83,178)	(83,178)
Vessel acquisitions and other vessels’ costs	64,231	-	64,231
Disposals, transfers and other movements	(157,350)	67,521	(89,829)
Balance, December 31, 2017	$2,595,768	$(1,016,259)	$1,579,509
Depreciation	-	(82,434)	(82,434)
Vessel acquisitions, advances and other vessels’ costs	723,544	-	723,544
Disposals, transfers and other movements	(20,001)	6,168	(13,833)
Balance, December 31, 2018	$3,299,311	$(1,092,525)	$2,206,786

During the year ended
December 31, 2018,
the Company acquired
six
secondhand containerships,
Michigan
,
Trader
,
Megalopolis
,
Marathopolis
,
Maersk Kleven
and
Maersk Kotka
, with an aggregate capacity of
28,602
TEU.

On
November 12, 2018,
the Company purchased from York (Notes
8
and
9
) its
60%
of the equity interest in the companies owning the containerships
Triton
,
Titan
,
Talos
,
Taurus
and
Theseus
, with an aggregate capacity of
72,120
TEU, thus becoming sole shareholder as of the same date (Note
9
).
Any favorable lease terms associated with these vessels were recorded as an intangible asset (“Time charter assumed”) at the time of the acquisition, amounting to
$1,439
in the aggregate, current and non-current portion (Note
12
). Management accounted for this acquisition as an asset acquisition under ASC
805
“Business Combinations”.

In
May 2018,
the Company ordered from a shipyard
five
newbuild vessels, each of approximately
12,690
TEU capacity. The
five
newbuild vessels are expected to be delivered between the
second
quarter of
2020
and the
second
quarter of
2021,
and upon delivery, they will commence a
ten
-year time charter with their charterers. In
August 2018,
the Company entered into financing agreements
with a financial institution
for the
five
newbuild containerships (Note
10
).

During the year ended
December 31, 2017,
the Company acquired the
2014
-built,
4,957
TEU secondhand containerships
Leonidio
and the
Kyparissia
, the
2005
-built,
7,471
TEU secondhand containership
Maersk Kowloon
and the
2005
-built,
2,556
TEU secondhand containership
CMA CGM L’Etoile
. On
June 19, 2017,
the Company entered into
two
financing agreements with a financial institution for
Leonidio
and
Kyparissia
(Note
11
)
.

During the year ended
December 31, 2017,
the Company sold for demolition the container vessels
Marina
,
Mandraki
and
Mykonos
at an aggregate price of
$23,246,
delivered to its demolition buyers the container vessel
Romanos
(ex.
MSC Romanos
) at a price of
$6,585
and recognized a net loss of
$4,856
in aggregate, which is separately reflected in Loss on sale / disposal of vessels, net in the accompanying
2017
consolidated statement of income. On
December 29
,
2017,
the Company decided to make arrangements to sell the vessel
Itea
. At that date, the Company concluded that all the criteria required by the relevant accounting standard, ASC
360
-
10
-
45
-
9,
for the classification of the vessel
Itea
as “held for sale” were met. As at
December 31, 2017,
the amount of
$7,315,
separately reflected in Vessel held for sale in the consolidated balance sheet, represents the fair market value of the vessel based on the vessel’s estimated sale price, net of commissions (Level
2
inputs of the fair value hierarchy). The difference between the estimated fair value less cost to sell the vessel and the vessel’s carrying value (including the unamortized balance of its dry-docking cost), amounting to
$2,379,
was recorded in the year ended
December 31, 2017.

During the year ended
December 31, 2018,
the Company sold for demolition the vessels
Itea
and
MSC Koroni
and recognized an aggregate loss of
$3,071,
which is separately reflected in Loss on sale / disposal of vessels, net in the accompanying
2018
consolidated statement of income. On
December 28
,
2018,
the Company decided to make arrangements to sell the vessel
MSC Pylos
. At that date, the Company concluded that all the criteria required by the relevant accounting standard, ASC
360
-
10
-
45
-
9,
for the classification of the vessel
MSC Pylos
as “held for sale” were met. As of
December 31, 2018,
the amount of
$4,838,
separately reflected in Vessel held for sale in the
2018
consolidated balance sheet, represents the fair market value of the vessel based on the vessel’s estimated sale price, net of commissions (Level
2
inputs of the fair value hierarchy). The difference between the estimated fair value less cost to sell the vessel and the vessel’s carrying value (including the unamortized balance of its dry-docking cost), amounting to
$101,
was recorded in the year ended
December 31, 2018,
and is separately reflected as Loss on vessel held for sale in the
2018
consolidated statement of income.

Forty-
eight
of the Company’s vessels, with a total carrying value of
$1,574,546
as of
December 31, 2018,
including the vessel held for sale discussed above, have been provided as collateral to secure the long-term debt discussed in Note
10.
This excludes the
seven
vessels under the sale and leaseback transaction described in Note
11,
the
five
newbuild vessels discussed above, the
five
vessels acquired under the Share Purchase Agreement (Note
8
) with York and
two
unencumbered vessels.